Consolidated Statements of Comprehensive Income (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Net Income	$ 2,321	$ 676	$ 654
Unrealized gains (losses) on investments:
Unrealized holding gains (losses) during the period (net of tax of $12,$53,$(70))	17	134	(158)
Less: Reclassification adjustments for net amounts included in net income (net of tax of $8, $30, $(13))	15	56	(24)
Cumulative translation adjustments (net of tax of $57, $(15), $(22))	(257)	403	(502)
Defined benefit pension plans:
Prior service cost arising during period (net of tax of $-, $(1), $-)	(2)	(1)	(4)
Net loss arising during period (net of tax of $(193), $(257), $(1,561))	(485)	(433)	(3,307)
Less: Amortization of prior service cost included in net periodic pension costs (net of tax of $13, $8, $8)	25	20	20
Less: Amortization of net loss included in net periodic pension costs (net of tax of $92, $40, $13)	178	78	29
Net gains (losses) on cash flow hedging derivative instruments (net of tax of $2, $56, $(49))	2	240	(273)
Total other comprehensive income (loss)	(507)	497	(4,219)
Comprehensive Income (Loss)	1,814	1,173	(3,565)
Comprehensive income attributable to noncontrolling interests, net of tax	11	28	75
Comprehensive Income (Loss) Attributable to The Dow Chemical Company	$ 1,803	$ 1,145	$ (3,640)